Debt and Capital Lease Obligations Capital Lease Payments Table (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, Future Minimum Payments, Net Present Value [Abstract]
Less current portion of obligations under capital leases	$ 0	$ (773)
Noncurrent portion of obligations under capital leases	0	28,398
Predecessor
Capital Leases, Future Minimum Payments, Net Present Value [Abstract]
Due in 2014		1,204
Due in 2015		2,682
Due in 2016		2,659
Due in 2017		2,636
Due in 2018		2,614
Thereafter		23,979
Total minimum lease payments		35,774
Less amounts representing interest		(6,603)
Present value of minimum lease payments		29,171
Less current portion of obligations under capital leases		(773)	(1,802)
Noncurrent portion of obligations under capital leases		28,398	29,172
Financing Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Total due		68,654
Due in 2014		7,432
Due in 2015		7,515
Due in 2016		6,361
Due in 2017		6,205
Due in 2018		$ 5,784